Restructuring (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Restructuring Reserve [Roll Forward]
December 31, 2015	$ 37
Charge to expense	0
Cash paid	37
December 31, 2016	0
Accrued Severance [Member]
Restructuring Reserve [Roll Forward]
December 31, 2015	37
Charge to expense	0
Cash paid	37
December 31, 2016	$ 0